Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000088645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class C
Average Annual Return, Percent	8.28%	23.62%	6.74%	7.67%
C000034316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class I
C000002902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class A
Average Annual Return, Percent	3.42%	18.35%	6.25%	7.82%
Without Sales Load [Member] | C000088645
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	25.59%	7.52%	8.46%
Without Sales Load [Member] | C000002904
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	24.62%	6.74%	7.67%
Without Sales Load [Member] | C000034316
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%	26.11%	8.02%	8.94%
Without Sales Load [Member] | C000002902
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	25.57%	7.52%	8.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	27.12%	11.17%	11.52%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	27.12%	11.17%	11.52%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	27.12%	11.17%	11.52%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	27.12%	11.17%	11.52%